Fees Summary	Jan. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,998,000
Previously Paid Amount	0.00
Total Fee Amount	828.32
Total Offset Amount	0.00
Net Fee	828.32
Narrative - Max Aggregate Offering Price	$ 5,998,000
Final Prospectus	true